Expense Example {- Templeton World Fund} - Templeton World Fund-26 - Templeton World Fund	Jan. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 652
3 years	869
5 years	1,103
10 years	1,773
Class C
Expense Example:
1 year	284
3 years	569
5 years	980
10 years	2,126
Class R6
Expense Example:
1 year	78
3 years	249
5 years	436
10 years	975
Advisor Class
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	$ 1,002